Offsets	Mar. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Pershing Square USA, Ltd.
Form or Filing Type	N-2
File Number	333-276926
Initial Filing Date	Feb. 07, 2024
Fee Offset Claimed	$ 138.1
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,000,000
Termination / Withdrawal Statement

(1)
A filing fee of $147.60 was previously paid in connection with the initial filing of the registration statement on Form N-2 (File Nos. 333-276926 and 811-23932) (the “Prior Registration Statement”) by the registrant on February 7, 2024. The registrant withdrew the Prior Registration Statement by filing a Form RW on August 1, 2024. As the Prior Registration Statement was not declared effective, no securities were sold thereunder. The registrant paid an aggregate of $339,332.40 in filing fees under the Prior Registration Statement prior to its withdrawal. In accordance with Rule 457(p) of the Securities Act, $138.10 of the $147.60 of the filing fees previously paid with the initial filing of the Prior Registration Statement will offset the filing fee of currently due pursuant to this registration statement and the remaining $339,194.30 of fees paid under the Prior Registration Statement shall remain available for future use by the registrant.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Pershing Square USA, Ltd.
Form or Filing Type	N-2
File Number	333-276926
Filing Date	Feb. 07, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, no par value per share
Fee Paid with Fee Offset Source	$ 147.6